General	12 Months Ended
Dec. 31, 2025
General [Abstract]
General	GENERAL
A.    GENERAL

Elbit Systems Ltd. (“Elbit Systems”) is an Israeli corporation that is approximately 41.6% owned by Federmann Enterprises Ltd. Elbit Systems’ shares are traded on the Nasdaq Global Select Market in the United States (“Nasdaq”) and on the Tel-Aviv Stock Exchange (“TASE”).

Elbit Systems and its subsidiaries (collectively the “Company”) are engaged mainly in the fields of defense, homeland security and commercial aviation. Elbit Systems' major wholly-owned subsidiaries are Elbit Systems of America, LLC (“ESA”), Elbit Systems Electro-Optics Elop Ltd. (“Elop”), Elbit Systems C4I and Cyber Ltd. (“C4I and Cyber”), Elbit Systems EW and SIGINT - Elisra Ltd. (“Elisra”), Elbit Systems Land Ltd. (“ELS”) and IMI Systems Ltd. (“IMI”).

The Company reports segment information in five segments, four of which are organized based on the nature of the products and services offered, and one geographic segment (See Note 23). The Company’s five reportable segments are:

–Aerospace – mainly provides products and systems for airborne platforms, unmanned aerial solutions, precision guided munition (PGM) sensors, aerostructures, training and simulator systems, flight academy solutions, and commercial aviation systems.

–C4I and Cyber – mainly provides command, control, communications, computer, intelligence, surveillance and reconnaissance (C4ISR) systems, data links and radio communication systems and equipment, cyber intelligence solutions, autonomous solutions and homeland security solutions.
–Intelligence, Surveillance, Target Acquisition and Reconnaissance (ISTAR) and Electronic Warfare (EW) – mainly provides a wide range of electro-optic laser solutions and countermeasure systems and products, naval systems and a wide range of EW systems and SIGINT systems.
–Land – mainly provides land-based systems and products for armored and other military vehicles, artillery and mortar systems, munitions for land, air and sea applications including PGM, armored vehicle and other platforms’ survivability and protection systems.
–ESA – mainly provides products and systems solutions to U.S. military, foreign military sales (FMS/FMF), homeland security (HLS), medical instrumentation and commercial aviation customers.

 B.    SALES TO GOVERNMENTAL AGENCIES

The Company derives a majority of its revenues from direct or indirect sales to governments or governmental agencies. As a result, these sales are subject to the special risks associated with sales to governments or governmental agencies. These risks include, among others, dependence on the resources allocated by governments to defense programs, changes in governmental priorities, anti-corruption regulations, changes in governmental regulations, cyber security and information assurance requirements and changes in governmental approvals regarding export licenses required for the Company’s products and for its suppliers. As for major customers, refer to Note 23B.
Note 1 -    GENERAL

C.    IMPACT OF THE RECENT CONFLICT IN THE MIDDLE EAST

The war which began on October 7, 2023, continued throughout most of 2025, with ceasefires agreed to between Israel and Lebanon involving the conflict with Hezbollah in November 2024, and, after an intensified period of conflict that lasted 12 days, a ceasefire was declared with Iran in June 2025. A ceasefire with Hamas was agreed to in January 2025, and a subsequent ceasefire with Hamas was agreed to in October 2025. On February 28, 2026, Israel and the U.S. launched a joint attack on Iran named “Operation Roaring Lion” by Israel and “Operation Epic Fury” by the U.S., targeting key Iranian officials and targets. Iran launched attacks against Israel and at U.S. military bases across the region, including strikes in Bahrain, Qatar, Saudi Arabia, Kuwait and Jordan. On March 2, 2026 Hezbollah launched an attack on Israel. The current situation remains uncertain.

Since the commencement of the war and the escalation of conflicts in the Middle East, Elbit Systems has experienced a continued material increase in the demand for its products and solutions from the Israel Ministry of Defense (IMOD) compared to the demand levels prior to the war. Such increased demand may continue and could generate material additional orders to the Company.

As a result of the war and the other conflicts in the Middle East, some of Elbit Systems' operations have experienced disruptions due to supply chain and operational constraints, including among others increases in transportation costs and delays due to factors such as the Houthi movement attacks on shipping in the Red Sea, material and component shortages and elevated prices, employee call-ups for reserve duty, limitations imposed by some countries on engagement with Israel and attacks on some of Elbit Systems' global facilities by anti-Israeli organizations.

Elbit Systems has taken various steps to protect its employees worldwide, to support increased production, to increase raw material and component inventories, to mitigate supply chain disruptions and to maintain business continuity. Following the ceasefire agreements described above, these operational effects on the Company have been reduced, however, in light of the recent escalation of conflicts involving Iran and Hezbollah, such effects on the Company’s performance could increase again, depending on future developments that are difficult to predict at this time, including the duration and scope of these conflicts.
Note 1 - GENERAL (Cont.)

D.     ACQUISITIONS AND INVESTMENTS

1.On December 31, 2025 the Company completed the acquisition of the remaining 49% equity interest in the U.K. Subsidiary that it previously held by a non-controlling interest. As a result, the U.K subsidiary became a wholly-owned subsidiary of the Company.

2.On December 17, 2025, C4I and Cyber sold its holdings in Robo-Team Holdings Ltd. for the proceeds of approximately $16,000, as a result the company recognized a gain of approximately $12,000 (see Note 26).

3.On February 29, 2024, the Company's subsidiary, Elbit Systems United Kingdom, sold its holdings in a wholly-owned subsidiary, Elite KL Ltd., for approximately $7,400. As a result the Company recognized a gain of approximately $92.

4.On April 1, 2023, ESA completed the acquisition of 100% of Pacific Electronics Enterprises Inc. ("PEE") for a purchase price of approximately $10,000. PEE is located in Huntington beach, California, and specializes in the overhaul and repair of a wide spectrum of avionic equipment (communication, navigation, radar) and ground-based electronic systems.

5.On April 1, 2022, the Company completed the acquisition of 100% of an Israeli affiliated company, Opgal Industries Ltd. (Opgal) previously held by the Company at 50%, for a purchase price of approximately $8,000.
During 2025 the Company sold Opgal's civilian operations for a total consideration of $ 2,200.

6.On November 1, 2022, the Company completed the acquisition of 100% of a Swiss company, for a purchase price of approximately $24,000, of which approximately $21,000 is contingent consideration, which may become payable on the occurrence of certain future events. As of December 31, 2025, the contingent consideration was approximately $13,000 (See Note 20).